Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Sep. 30, 2018	Sep. 30, 2017
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%